ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (179,181)	$ (89,242)	$ 142,912
Share-based compensation	343	773	567
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(821)	(5,369)	(16,045)
Accrued expenses and other current liabilities	(920)	2,030	(6,762)
Amount due to subsidiaries	0	(15,023)	12,803
Amount due from subsidiaries	(1,310)	1,813	(4,873)
Net cash (used in) operating activities	(58,570)	(103,610)	(28,036)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	0	1,334	4,826
Net cash provided by financing activities.	874	11,130	2,141
Cash and cash equivalents, at beginning of year	117,547	86,960
Cash, cash equivalents and restricted cash, at end of year	15,355	117,547	86,960
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	(156,476)	(65,625)	149,647
Investment loss (income) in subsidiaries	156,003	63,809	(151,717)
Share-based compensation	343	773	598
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	1,907	(2,456)	(813)
Accrued expenses and other current liabilities	3	(47)	169
Amount due to subsidiaries	(2,024)	483	(3,135)
Amount due from subsidiaries	194	1,536	(1,272)
Net cash (used in) operating activities	(50)	(1,527)	(6,523)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	0	1,334	4,826
Net cash provided by financing activities.	0	1,334	4,826
Net increase (decrease) in cash	(50)	(193)	(1,697)
Cash and cash equivalents, at beginning of year	139	332	2,029
Cash, cash equivalents and restricted cash, at end of year	$ 89	$ 139	$ 332